Offerings	Jul. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights to purchase Class A Common Stock, par value $0.01 per share
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement relates to: (a) non-transferable subscription rights (the “Subscription Rights”) to purchase Class A common stock, par value $0.01 per share (the “Class A Shares”) of PBT Land and Minerals, Inc., which Subscription Rights are to be issued to holders of units of beneficial interest of Permian Basin Royalty Trust on a pro rata basis without consideration, and (b) the Class A Shares issuable upon the exercise of such Subscription Rights pursuant to the rights offering.

The Subscription Rights are being issued without consideration. No separate registration fee is payable with respect to the Subscription Rights being offered hereby since the Subscription Rights are being registered in the same registration statement as the Class A Shares underlying the Subscription Rights.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share, issuable upon exercise of Subscription Rights
Maximum Aggregate Offering Price	$ 71,160,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,827.20
Offering Note	The Class A Shares registered hereunder include an indeterminate number of Class A shares which shall have an aggregate initial offering price not to exceed $71,160,000. In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.